UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-00862

The Growth Fund of America

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: May 31, 2018

Michael W. Stockton

The Growth Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

The Growth Fund of America®
Investment portfolio
May 31, 2018
unaudited
Common stocks 92.90% Information technology 28.10%	Shares	Value (000)
Alphabet Inc., Class C1	5,451,162	$5,914,456
Alphabet Inc., Class A1	3,013,670	3,315,037
Facebook, Inc., Class A1	34,626,000	6,640,574
Microsoft Corp.	56,984,100	5,632,308
Broadcom Inc.	13,269,188	3,344,764
ASML Holding NV (New York registered)	7,418,000	1,458,750
ASML Holding NV2	5,805,442	1,132,648
Mastercard Inc., Class A	11,758,200	2,235,469
ServiceNow, Inc.[1,3]	9,752,766	1,732,189
Samsung Electronics Co., Ltd.[2]	32,420,000	1,521,830
Samsung Electronics Co., Ltd., nonvoting preferred[2]	4,940,000	185,250
Visa Inc., Class A	11,915,000	1,557,529
Taiwan Semiconductor Manufacturing Co., Ltd.[2]	147,735,000	1,102,357
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	8,743,800	338,385
Intel Corp.	22,315,000	1,231,788
Alibaba Group Holding Ltd. (ADR)[1]	6,071,100	1,202,139
Activision Blizzard, Inc.	16,649,900	1,180,644
FleetCor Technologies, Inc.[1]	4,461,717	889,443
Worldpay, Inc., Class A1	11,075,000	880,130
Arista Networks, Inc.[1]	3,452,031	868,393
Intuit Inc.	3,500,845	705,770
Applied Materials, Inc.	13,590,000	690,100
Square, Inc., Class A1	10,450,000	608,712
Accenture PLC, Class A	3,548,000	552,566
TE Connectivity Ltd.	5,618,000	522,923
Fiserv, Inc.[1]	7,190,000	521,994
Skyworks Solutions, Inc.	5,164,800	509,301
Nintendo Co., Ltd.[2]	1,105,200	454,971
Amphenol Corp., Class A	5,038,279	437,978
Qorvo, Inc.[1]	5,226,143	419,398
Hexagon AB, Class B2	7,017,135	395,565
CommScope Holding Co., Inc.[1,3]	12,327,945	361,455
Symantec Corp.	16,721,237	347,467
Jack Henry & Associates, Inc.	2,651,000	331,534
Paycom Software, Inc.[1,3]	3,135,516	330,703
Workday, Inc., Class A1	2,260,000	295,970
Xilinx, Inc.	4,250,000	289,467
Apple Inc.	1,523,100	284,622
Akamai Technologies, Inc.[1]	3,529,107	266,024
salesforce.com, inc.[1]	1,650,000	213,394
Texas Instruments Inc.	1,832,800	205,109
Flex Ltd.[1]	14,578,200	202,491
Murata Manufacturing Co., Ltd.[2]	1,248,100	184,924
NVIDIA Corp.	730,000	184,099
Western Digital Corp.	2,150,000	179,547
Autodesk, Inc.[1]	1,201,000	155,049
VeriSign, Inc.[1]	1,180,000	153,919
The Growth Fund of America — Page 1 of 11

unaudited
Common stocks Information technology (continued)	Shares	Value (000)
Keyence Corp.[2]	250,000	$152,822
Adobe Systems Inc.[1]	464,900	115,890
Sabre Corp.	4,318,245	105,840
Analog Devices, Inc.	1,070,000	103,983
Cloudera, Inc.[1]	3,524,888	57,174
Viavi Solutions Inc.[1]	4,496,600	42,763
Finisar Corp.[1]	2,603,000	42,195
Snap Inc., Class A1	1,485,700	16,922
		52,806,724
Consumer discretionary 20.42%
Amazon.com, Inc.[1]	6,902,340	11,248,191
Netflix, Inc.[1]	21,134,471	7,430,880
Home Depot, Inc.	18,126,890	3,381,571
NIKE, Inc., Class B	34,526,050	2,478,970
Booking Holdings Inc.[1]	957,470	2,019,228
Charter Communications, Inc., Class A1	5,288,200	1,380,432
Twenty-First Century Fox, Inc., Class A	33,181,000	1,279,128
CBS Corp., Class B	18,425,909	928,113
Viacom Inc., Class A	957,301	30,634
Comcast Corp., Class A	28,458,900	887,349
Marriott International, Inc., Class A	6,121,490	828,605
Lowe’s Companies, Inc.	8,594,000	816,516
Ulta Beauty, Inc.[1]	2,165,000	534,560
Aramark[3]	13,075,000	507,571
Starbucks Corp.	8,670,000	491,329
Grupo Televisa, SAB, ordinary participation certificates (ADR)	27,955,000	468,526
Sony Corp.[2]	9,400,000	443,217
BorgWarner Inc.	7,290,000	355,606
ServiceMaster Global Holdings, Inc.[1]	5,695,000	325,412
Naspers Ltd., Class N2	1,171,000	278,661
Viacom Inc., Class B	10,032,819	271,889
MGM Resorts International	8,395,000	264,023
Norwegian Cruise Line Holdings Ltd.[1]	4,965,000	259,868
Discovery, Inc., Class A1	10,010,115	211,113
Hermès International[2]	295,000	210,543
D.R. Horton, Inc.	4,000,000	168,840
Domino’s Pizza, Inc.	492,800	123,929
Luxottica Group SpA[2]	1,630,000	101,430
AutoNation, Inc.[1]	2,000,000	91,320
Paddy Power Betfair PLC[2]	710,000	86,568
Toll Brothers, Inc.	1,700,000	67,133
Publicis Groupe SA2	919,000	64,203
Sturm, Ruger & Co., Inc.[3]	932,460	57,113
ITV PLC[2]	25,663,476	55,362
zooplus AG, non-registered shares[1,2]	284,580	54,625
Altice NV, Class A1,2	12,509,111	44,183
LKQ Corp.[1]	1,264,000	40,157
Newell Brands Inc.	1,651,650	38,946
Cable One, Inc.	48,430	31,443
Wyndham Destinations, Inc.	77,200	8,372
		38,365,559
The Growth Fund of America — Page 2 of 11

unaudited
Common stocks Health care 13.17%	Shares	Value (000)
UnitedHealth Group Inc.	20,721,205	$5,004,378
AbbVie Inc.	23,553,441	2,330,377
Illumina, Inc.[1,3]	8,191,941	2,231,812
Abbott Laboratories	30,824,531	1,896,633
Thermo Fisher Scientific Inc.	8,750,000	1,822,363
Amgen Inc.	6,379,760	1,145,933
Stryker Corp.	6,576,514	1,144,445
Boston Scientific Corp.[1]	35,265,000	1,071,703
Humana Inc.	3,498,000	1,017,848
Teva Pharmaceutical Industries Ltd. (ADR)	36,935,533	794,114
BioMarin Pharmaceutical Inc.[1]	8,201,515	740,925
Gilead Sciences, Inc.	9,750,740	657,200
Aetna Inc.	3,704,171	652,416
Vertex Pharmaceuticals Inc.[1]	3,901,600	600,846
Express Scripts Holding Co.[1]	6,938,914	526,039
Bluebird Bio, Inc.[1,3]	2,886,316	516,795
Hologic, Inc.[1]	10,935,000	414,327
Centene Corp.[1]	3,124,236	366,035
Regeneron Pharmaceuticals, Inc.[1]	1,000,000	300,320
WellCare Health Plans, Inc.[1]	1,200,000	266,004
Ultragenyx Pharmaceutical Inc.[1,3]	3,198,964	234,164
Grifols, SA, Class B, preferred nonvoting, non-registered shares[2]	7,740,000	169,040
Mettler-Toledo International Inc.[1]	300,000	165,222
Johnson & Johnson	1,319,296	157,814
ResMed Inc.	1,510,000	155,243
PerkinElmer, Inc.	1,935,000	143,829
athenahealth, Inc.[1]	954,500	143,624
Acerta Pharma BV1,2,4,5	273,779,325	29,459
ACADIA Pharmaceuticals Inc.[1]	1,260,000	22,806
PRA Health Sciences, Inc.[1]	217,000	18,423
		24,740,137
Financials 8.17%
Berkshire Hathaway Inc., Class A1	5,747	1,650,539
Berkshire Hathaway Inc., Class B1	4,634,508	887,647
Wells Fargo & Co.	35,501,100	1,916,704
American International Group, Inc.	25,242,273	1,332,540
Charles Schwab Corp.	16,531,500	919,482
BlackRock, Inc.	1,524,000	814,167
Goldman Sachs Group, Inc.	3,294,300	744,116
Capital One Financial Corp.	7,760,000	729,440
HDFC Bank Ltd.[2]	14,293,408	474,224
HDFC Bank Ltd. (ADR)	1,612,000	171,549
AIA Group Ltd.[2]	69,937,000	638,172
JPMorgan Chase & Co.	5,722,000	612,311
CME Group Inc., Class A	3,507,000	571,290
KKR & Co. LP	19,186,660	426,519
Chubb Ltd.	3,190,093	416,913
Legal & General Group PLC[2]	111,984,892	401,751
Arch Capital Group Ltd.[1]	5,012,000	393,191
First Republic Bank	3,908,200	389,257
Onex Corp.	3,901,405	280,043
CIT Group Inc.	4,855,841	242,452
Barclays PLC[2]	75,000,000	196,942
SVB Financial Group[1]	579,618	180,916
The Growth Fund of America — Page 3 of 11

unaudited
Common stocks Financials (continued)	Shares	Value (000)
Federal Home Loan Mortgage Corp.[1]	84,538,000	$137,789
MarketAxess Holdings Inc.	580,000	123,917
Bank of Ireland Group PLC[2]	14,006,667	116,608
Royal Bank of Canada	1,424,000	107,629
Progressive Corp.	1,710,000	106,174
Signature Bank[1]	821,970	104,793
Webster Financial Corp.	1,471,000	94,291
Fannie Mae[1]	42,535,351	63,378
Financial Engines, Inc.	1,360,000	60,724
Willis Towers Watson PLC	162,200	24,517
Prudential PLC[2]	642,835	15,440
		15,345,425
Energy 7.03%
EOG Resources, Inc.	26,295,908	3,097,921
Concho Resources Inc.[1,3]	12,751,819	1,750,952
Pioneer Natural Resources Co.	6,324,000	1,221,164
Diamondback Energy, Inc.[3]	7,888,776	952,649
Schlumberger Ltd.	11,877,384	815,620
Noble Energy, Inc.	20,179,716	720,416
Halliburton Co.	12,743,000	633,837
Reliance Industries Ltd.[2]	30,680,854	417,912
Canadian Natural Resources, Ltd. (CAD denominated)	9,504,710	329,066
Canadian Natural Resources, Ltd.	1,900,000	65,664
Suncor Energy Inc.	9,337,595	371,891
Cimarex Energy Co.	3,720,000	345,662
Chevron Corp.	2,700,000	335,610
Seven Generations Energy Ltd., Class A1	17,485,992	226,296
Tourmaline Oil Corp.	11,085,000	221,084
Royal Dutch Shell PLC, Class B2	2,476,920	88,175
Royal Dutch Shell PLC, Class B (ADR)	928,800	67,180
Royal Dutch Shell PLC, Class A2	1,595,444	55,310
Royal Dutch Shell PLC, Class A (ADR)	147,930	10,293
Weatherford International PLC[1,3]	64,827,262	219,764
Enbridge Inc. (CAD denominated)	4,476,786	139,110
Enbridge Inc. (CAD denominated)[2,6]	2,564,213	78,882
Apache Corp.	4,000,000	160,000
Centennial Resource Development, Inc., Class A1,6	7,763,967	136,646
Centennial Resource Development, Inc., Class A1	456,777	8,039
Murphy Oil Corp.	4,474,500	137,591
Plains GP Holdings, LP, Class A1	4,423,974	108,697
Cabot Oil & Gas Corp.	4,530,000	103,510
CNX Resources Corp.[1]	6,235,000	100,758
TOTAL SA2	1,353,473	82,256
BP PLC[2]	8,091,584	62,010
Hess Corp.	936,642	56,592
Golar LNG Ltd.	2,103,305	54,644
CONSOL Energy Inc.[1]	779,375	34,339
Chesapeake Energy Corp.[1]	140,000	626
		13,210,166
Industrials 5.39%
CSX Corp.	15,779,591	1,020,151
Airbus SE, non-registered shares[2]	8,837,000	1,013,986
TransDigm Group Inc.[3]	2,661,000	889,067
The Growth Fund of America — Page 4 of 11

unaudited
Common stocks Industrials (continued)	Shares	Value (000)
General Dynamics Corp.	2,871,000	$579,109
Ryanair Holdings PLC (ADR)[1]	4,924,758	570,829
J.B. Hunt Transport Services, Inc.	4,384,125	561,606
Union Pacific Corp.	3,477,982	496,517
Old Dominion Freight Line, Inc.	2,783,623	434,134
Lockheed Martin Corp.	1,192,000	374,932
Rolls-Royce Holdings PLC[1,2]	31,761,669	347,486
United Continental Holdings, Inc.[1]	4,822,944	335,629
MTU Aero Engines AG2	1,736,415	327,956
Delta Air Lines, Inc.	5,930,000	320,516
Norfolk Southern Corp.	1,872,000	283,889
Boeing Co.	800,000	281,728
Textron Inc.	3,925,000	261,326
Caterpillar Inc.	1,690,000	256,728
Fortive Corp.	3,495,000	254,052
International Consolidated Airlines Group, SA (CDI)[2]	25,500,000	230,224
Nidec Corp.[2]	1,367,200	211,030
IDEX Corp.	1,400,000	194,152
FedEx Corp.	729,000	181,608
ASGN Inc.[1]	2,101,000	161,777
Northrop Grumman Corp.	460,000	150,535
Johnson Controls International PLC	4,442,500	149,090
Nielsen Holdings PLC	3,800,000	114,646
United Technologies Corp.	683,000	85,252
Cummins Inc.	272,000	38,730
		10,126,685
Consumer staples 3.64%
Philip Morris International Inc.	18,377,476	1,461,744
Costco Wholesale Corp.	5,424,817	1,075,416
Coca-Cola Co.	15,920,000	684,560
Constellation Brands, Inc., Class A	2,685,000	598,970
Kraft Heinz Co.	9,000,000	517,320
British American Tobacco PLC[2]	8,515,169	438,040
British American Tobacco PLC (ADR)	973,000	49,818
Nestlé SA2	4,751,600	358,130
Glanbia PLC[2,3]	18,235,258	337,682
Kerry Group PLC, Class A2	2,765,824	292,249
Herbalife Nutrition Ltd.[1]	5,579,445	283,268
Pinnacle Foods Inc.	4,295,000	274,622
Pernod Ricard SA2	1,414,000	238,195
Coca-Cola European Partners plc	3,136,700	119,101
Monster Beverage Corp.[1]	1,065,000	54,485
Avon Products, Inc.[1]	19,370,900	34,868
McCormick & Co., Inc., nonvoting	215,000	21,715
		6,840,183
Materials 2.66%
DowDuPont Inc.	16,642,435	1,066,947
Freeport-McMoRan Inc.	42,236,100	713,790
Alcoa Corp.[1,3]	12,498,500	600,803
First Quantum Minerals Ltd.[3]	37,626,524	590,544
Sherwin-Williams Co.	1,210,000	458,893
Praxair, Inc.	1,938,161	302,857
Vale SA, ordinary nominative (ADR)	11,708,013	159,229
The Growth Fund of America — Page 5 of 11

unaudited
Common stocks Materials (continued)	Shares	Value (000)
Vale SA, ordinary nominative	10,392,975	$141,297
Celanese Corp., Series A	2,570,000	290,204
Rio Tinto PLC[2]	3,765,000	212,286
BHP Billiton PLC[2]	7,481,000	172,010
Teck Resources Ltd., Class B	5,599,000	151,872
Nitto Denko Corp.[2]	1,099,925	85,957
Franco-Nevada Corp.	449,672	31,709
Royal Gold, Inc.	267,000	23,939
		5,002,337
Real estate 0.82%
American Tower Corp. REIT	4,763,117	659,072
Equinix, Inc. REIT	1,550,000	615,118
Iron Mountain Inc. REIT	5,000,000	166,450
Redfin Corp.[1,3]	4,413,831	97,546
		1,538,186
Telecommunication services 0.34%
T-Mobile US, Inc.[1]	5,800,000	323,060
Zayo Group Holdings, Inc.[1]	8,903,000	309,824
		632,884
Miscellaneous 3.16%
Other common stocks in initial period of acquisition		5,935,444
Total common stocks (cost: $93,566,422,000)		174,543,730
Preferred securities 0.29% Financials 0.29%
Fannie Mae, Series S, 8.25% noncumulative[1]	24,918,425	157,235
Fannie Mae, Series T, 8.25% noncumulative[1]	16,836,326	105,227
Fannie Mae, Series O, 7.00% noncumulative[1]	6,592,272	65,923
Fannie Mae, Series R, 7.625% noncumulative[1]	3,695,715	19,772
Fannie Mae, Series P, 4.50% noncumulative[1]	755,000	3,624
Federal Home Loan Mortgage Corp., Series Z, 8.375% noncumulative[1]	30,089,745	189,866
Federal Home Loan Mortgage Corp., Series V, 5.57%[1]	2,031,012	9,851
Federal Home Loan Mortgage Corp., Series X, 6.02% noncumulative[1]	239,000	1,195
Total preferred securities (cost: $624,168,000)		552,693
Rights & warrants 0.13% Financials 0.13%
JP Morgan Chase & Co., warrants, expire 2018[1]	3,716,000	247,300
Total rights & warrants (cost: $97,540,000)		247,300
Convertible stocks 0.06% Consumer discretionary 0.06%
Uber Technologies, Inc., Series F, noncumulative convertible preferred[2,4,5]	2,884,815	121,883
Total convertible stocks (cost: $114,350,000)		121,883
The Growth Fund of America — Page 6 of 11

unaudited
Bonds, notes & other debt instruments 0.03% U.S. Treasury bonds & notes 0.03% U.S. Treasury 0.03%	Principal amount (000)	Value (000)
U.S. Treasury 1.00% 2018	$50,000	$49,911
Total bonds, notes & other debt instruments (cost: $49,968,000)		49,911
Short-term securities 6.66%
3M Co. 1.78% due 6/19/2018[6]	50,000	49,953
Apple Inc. 1.96%–2.09% due 7/20/2018–9/4/2018[6]	190,600	189,813
Bank of New York Mellon Corp. 2.20%–2.24% due 6/25/2018–7/18/2018	131,500	131,194
CAFCO, LLC 1.77%–2.30% due 6/18/2018–7/17/2018[6]	100,000	99,825
Chevron Corp. 1.94% due 8/1/2018[6]	39,100	38,969
Ciesco LLC 2.31% due 7/5/2018[6]	50,000	49,904
Coca-Cola Co. 1.86%–2.03% due 6/19/2018–6/26/2018[6]	122,800	122,653
Eli Lilly and Co. 1.80% due 6/19/2018[6]	50,000	49,953
ExxonMobil Corp. 1.85% due 6/21/2018	150,000	149,844
Fannie Mae 1.67%–1.85% due 6/18/2018–8/6/2018	284,400	283,892
Federal Farm Credit Banks 1.25%–1.43% due 6/5/2018–8/16/2018	617,000	615,465
Federal Home Loan Bank 1.61%–1.92% due 6/1/2018–8/20/2018	3,921,300	3,914,581
Freddie Mac 1.76%–1.89% due 7/18/2018–8/22/2018	525,900	523,888
General Dynamics Corp. 2.00% due 7/3/2018[6]	25,000	24,956
Hershey Co. 1.87% due 7/2/2018[6]	50,000	49,917
IBM Credit LLC 1.95%–2.05% due 6/20/2018–8/8/2018[6]	86,300	86,152
Intel Corp. 1.90% due 6/22/2018	67,100	67,026
John Deere Canada ULC 2.05% due 6/19/2018[6]	50,000	49,952
Merck & Co. Inc. 1.81% due 6/11/2018[6]	50,000	49,973
PepsiCo Inc. 1.80% due 6/19/2018[6]	100,000	99,905
Pfizer Inc. 1.83% due 7/23/2018[6]	50,000	49,861
Procter & Gamble Co. 1.80% due 6/20/2018[6]	100,000	99,900
Simon Property Group, L.P. 1.93% due 7/10/2018[6]	25,000	24,946
U.S. Bank, N.A. 1.70%–2.18% due 6/4/2018–6/25/2018	90,000	90,013
U.S. Treasury Bills 1.41%–1.97% due 6/7/2018–11/8/2018	5,456,400	5,433,258
United Parcel Service Inc. 1.87% due 7/9/2018[6]	50,000	49,905
Wal-Mart Stores, Inc. 1.84% due 6/19/2018[6]	27,500	27,473
Walt Disney Co. 2.06% due 7/17/2018–7/20/2018[6]	87,100	86,878
Total short-term securities (cost: $12,511,135,000)		12,510,049
Total investment securities 100.07% (cost: $106,963,583,000)		188,025,566
Other assets less liabilities (0.07)%		(131,858)
Net assets 100.00%		$187,893,708
As permitted by U.S. Securities and Exchange Commission regulations, "Miscellaneous" securities include holdings in their first year of acquisition that have not previously been publicly disclosed.
The Growth Fund of America — Page 7 of 11

unaudited
Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended May 31, 2018, appear below.
	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend or interest income (000)	Value of affiliates at 5/31/2018 (000)
Common stocks 6.07%
Information technology 1.29%
ServiceNow, Inc.[1]	3,700,000	6,409,000	356,234	9,752,766	$(2,830)	$479,974	$—	$1,732,189
CommScope Holding Co., Inc.[1]	12,327,945	—	—	12,327,945	—	(46,106)	—	361,455
Paycom Software, Inc.[1]	3,135,516	—	—	3,135,516	—	96,762	—	330,703
FleetCor Technologies, Inc.[1,7]	4,522,700	—	60,983	4,461,717	2,537	248,874	—	—
Worldpay, Inc., Class A1,7,8	6,695,787	4,379,213	—	11,075,000	—	90,147	—	—
								2,424,347
Consumer discretionary 0.30%
Aramark	11,995,000	1,080,000	—	13,075,000	—	(25,770)	4,119	507,571
Sturm, Ruger & Co., Inc.	932,460	—	—	932,460	—	14,407	709	57,113
AutoNation, Inc.[1,7]	6,000,000	—	4,000,000	2,000,000	106,350	(88,753)	—	—
BorgWarner Inc.[7]	10,607,259	—	3,317,259	7,290,000	(6,188)	43,959	3,832	—
MGM Resorts International[7]	29,550,000	2,429,313	23,584,313	8,395,000	284,896	(271,848)	8,478	—
Netflix, Inc.[1,7]	23,435,808	186,000	2,487,337	21,134,471	332,307	3,588,824	—	—
ServiceMaster Global Holdings, Inc.[1,7]	6,877,000	—	1,182,000	5,695,000	11,710	47,088	—	—
Ulta Beauty, Inc.[1,7]	3,095,000	—	930,000	2,165,000	(38,431)	93,479	—	—
								564,684
Health care 1.59%
Illumina, Inc.[1]	8,001,089	1,354,096	1,163,244	8,191,941	129,471	424,422	—	2,231,812
Bluebird Bio, Inc.[1]	2,253,153	633,163	—	2,886,316	—	116,523	—	516,795
Ultragenyx Pharmaceutical Inc.[1]	2,004,353	1,194,611	—	3,198,964	—	61,070	—	234,164
WellCare Health Plans, Inc.[1,7]	2,852,000	—	1,652,000	1,200,000	101,161	(11,204)	—	—
								2,982,771
Financials 0.00%
CIT Group Inc.[7]	8,038,000	—	3,182,159	4,855,841	31,460	25,013	3,698	—
Energy 1.56%
Concho Resources Inc.[1]	9,803,819	2,948,000	—	12,751,819	—	247,840	—	1,750,952
Diamondback Energy, Inc.[9]	2,428,476	5,460,300	—	7,888,776	—	58,679	897	952,649
Weatherford International PLC[1]	47,568,617	30,008,645	12,750,000	64,827,262	(70,066)	59,146	—	219,764
								2,923,365
Industrials 0.47%
TransDigm Group Inc.	2,605,000	56,000	—	2,661,000	—	244,432	(49,625)	889,067
Consumer staples 0.18%
Glanbia PLC[2]	13,168,044	5,132,000	64,786	18,235,258	(147)	1,808	3,096	337,682
Herbalife Nutrition Ltd.[1,7]	4,718,000	3,885,469	3,024,024	5,579,445	94,197	72,894	—	—
								337,682
Materials 0.63%
Alcoa Corp.[1,9]	1,165,000	13,753,500	2,420,000	12,498,500	(1,066)	3,884	—	600,803
First Quantum Minerals Ltd.	37,773,886	5,529,524	5,676,886	37,626,524	(36,471)	165,754	149	590,544
Ardagh Group SA, Class A7	1,018,438	—	1,018,438	—	(2,376)	216	242	—
								1,191,347
Real estate 0.05%
Redfin Corp.[1]	—	4,413,831	—	4,413,831	—	4,322	—	97,546
Total common stocks								11,410,809
The Growth Fund of America — Page 8 of 11

unaudited
	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Net realized (loss) gain (000)	Net unrealized appreciation (depreciation) (000)	Dividend or interest income (000)	Value of affiliates at 5/31/2018 (000)
Bonds, notes & other debt instruments 0.00%
Consumer staples 0.00%
Herbalife Ltd., Term Loan, (3-month USD-LIBOR + 5.50%) 7.480% 2023[7,10]	$98,125,000	—	$98,125,000	—	$1,314	$(1,960)	$2,718	$—
Total 6.07%					$937,828	$5,743,876	$(21,687)	$11,410,809
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,“ was $14,180,896,000, which represented 7.55% of the net assets of the fund. This amount includes $13,473,450,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Value determined using significant unobservable inputs.
[5]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[6]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,516,416,000, which represented .81% of the net assets of the fund.
[7]	Unaffiliated issuer at 5/31/2018.
[8]	This security changed its name during the reporting period.
[9]	This security was an unaffiliated issuer in its initial period of acquisition at 8/31/2017; it was not publicly disclosed.
[10]	Coupon rate may change periodically.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Uber Technologies, Inc., Series F, noncumulative convertible preferred	5/22/2015	$114,350	$121,883.06%
Acerta Pharma BV	5/7/2015	15,750	29,459.02
Total private placement securities		$ 130,100	$151,342.08%
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
The Growth Fund of America — Page 9 of 11

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of May 31, 2018 (dollars in thousands):
The Growth Fund of America — Page 10 of 11

unaudited
	Investment securities
	Level 1	Level 2*	Level 3	Total
Assets:
Common stocks:
Information technology	$47,676,357	$5,130,367	$—	$52,806,724
Consumer discretionary	37,026,767	1,338,792	—	38,365,559
Health care	24,541,638	169,040	29,459	24,740,137
Financials	13,502,288	1,843,137	—	15,345,425
Energy	12,425,621	784,545	—	13,210,166
Industrials	7,996,003	2,130,682	—	10,126,685
Consumer staples	5,175,887	1,664,296	—	6,840,183
Materials	4,532,084	470,253	—	5,002,337
Real estate	1,538,186	—	—	1,538,186
Telecommunication services	632,884	—	—	632,884
Miscellaneous	5,437,002	498,442	—	5,935,444
Preferred securities	552,693	—	—	552,693
Rights & warrants	247,300	—	—	247,300
Convertible stocks	—	—	121,883	121,883
Bonds, notes & other debt instruments	—	49,911	—	49,911
Short-term securities	—	12,510,049	—	12,510,049
Total	$161,284,710	$26,589,514	$151,342	$188,025,566
*	Securities with a value of $13,473,450,000, which represented 7.17% of the net assets of the fund, were classified as Level 2 due to significant market movements following the close of local trading.

Key to abbreviations
ADR = American Depositary Receipts
CAD = Canadian dollars
CDI = CREST Depository Interest
LIBOR = London Interbank Offered Rate
USD = U.S. dollars
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
MFGEFPX-005-0718O-S66055	The Growth Fund of America — Page 11 of 11

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GROWTH FUND OF AMERICA

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: July 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: July 27, 2018

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: July 27, 2018